Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents restricted cash

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Cash on hand	$582,283	$376,750
Cash at bank	2,277,049	4,055,585
Subtotal	2,859,332	4,432,335
Restricted cash	1,413,434	1,029,230
Cash, cash equivalents, and restricted cash	$4,272,766	$5,461,565

	31 December
	2018	2017
Cash on hand	$376,750	$351,018
Cash at bank	4,055,585	2,918,848
Subtotal	4,432,335	3,269,866
Restricted cash	1,029,230	968,572
Cash, cash equivalents, and restricted cash	$5,461,565	$4,238,438